UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07092

Name of Fund: The BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, The BlackRock Florida Insured Municipal 2008 Term Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 – 09/30/2008

Item 1 – Schedule of Investments

BlackRock Florida Insured Municipal 2008 Term Trust
	Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Florida - 47.8%	Collier County, Florida, Health Facilities Authority, Hospital Revenue
	Refunding Bonds (Cleveland Clinic Health Systems), VRDN, Series C-1, 4.25%,
	1/01/35 (a)(b)	$ 350	$ 350,000
	Dade County, Florida, Special Obligation Revenue Refunding Bonds, CABS,
	Series B, 5.695%, 10/01/08 (c)(d)	1,095	1,094,912
	Dade County, Florida, Special Obligation Revenue Refunding Bonds, CABS,
	Series B, 5.695%, 10/01/08 (c)(d)(e)	905	904,928
	Florida Municipal Loan Council Revenue Bonds, Series C, 3.50%,
	11/01/08 (f)	1,090	1,090,698
	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue
	Refunding Bonds, Series C, 3.50%, 10/01/08 (f)	6,000	6,000,120
	Jacksonville, Florida, Excise Taxes Revenue Refunding Bonds, Series A, 4.25%,
	10/01/08 (c)	5,895	5,895,236
	Jacksonville, Florida, Sales Tax Revenue Bonds, 4.10%, 10/01/08 (c)	2,000	2,000,100
	Jacksonville, Florida, Sales Tax Revenue Refunding Bonds, 3.125%,
	10/01/08 (g)	1,155	1,155,023
	Lakeland, Florida, Electric and Water Revenue Refunding Bonds, First Lien,
	Series B, 5.90%, 10/01/08 (h)	2,000	2,000,200
	Miami, Florida, GO, Refunding, 5.90%, 12/01/08 (g)	1,345	1,351,765
	Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
	(Orlando Regional Healthcare), VRDN, 4.30%, 10/01/15 (a)(b)	700	700,000
	Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
	(Orlando Regional Healthcare), VRDN, Series A-1, 9%, 10/01/41 (a)(b)(h)	11,780	11,780,000
	Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
	(Orlando Regional Healthcare), VRDN, Series A-2, 4.25%, 10/01/41 (a)(b)(h)	2,570	2,570,000
	Orange County, Florida, Tourist Development Tax, Revenue Refunding Bonds,
	Series A, 4%, 10/01/08 (c)	5,130	5,130,154
	Orange County, Florida, Tourist Development Tax, Revenue Refunding Bonds,
	Series A, 5.85%, 10/01/08 (e)(f)	1,005	1,005,070
	Orange County, Florida, Tourist Development Tax, Revenue Refunding Bonds,
	Series A, 5.85%, 10/01/08 (f)	495	495,040
	Orlando, Florida, Waste Water System, Revenue Refunding Bonds, Series A,
	3.25%, 10/01/08 (c)	1,100	1,100,033
	Orlando-Orange County Expressway Authority, Florida, Expressway Revenue
	Refunding Bonds, VRDN, Series C-1, 6.50%, 7/01/25 (a)(b)(h)	2,500	2,500,000
	Orlando-Orange County Expressway Authority, Florida, Expressway Revenue
	Refunding Bonds, VRDN, Series C-2, 6.50%, 7/01/25 (a)(b)(h)	2,450	2,450,000
	Osceola County, Florida, Infrastructure Sales Surplus Tax Revenue Bonds,
	3.75%, 10/01/08 (c)	1,810	1,810,036
	Palm Beach County, Florida, School Board, COP, VRDN, Series B, 8.05%,
	8/01/27 (a)(b)(h)	7,000	7,000,000
	Portfolio Abbreviations
.	To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.
	CABS	Capital Appreciation Bonds	GO	General Obligation Bonds
	COP	Certificates of Participation	VRDN	Variable Rate Demand Notes

BlackRock Florida Insured Municipal 2008 Term Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Saint Petersburg, Florida, Health Facilities Authority, Revenue Refunding
Bonds (All Children's Hospital), 3.10%, 11/15/08 (c)	$ 500	$ 500,300
Village Center Community Development District, Florida, Recreational
Revenue Refunding Bonds, Series A, 5.50%, 11/01/08 (f)	1,370	1,372,685
Volusia County, Florida, Sales Tax Revenue Refunding Bonds, Subordinate
Lien, Series B, 4%, 10/01/08 (f)	2,370	2,370,071
Total Municipal Bonds (Cost - $62,604,649) - 47.8%		62,626,371
Short-Term Securities	Shares
CMA Florida Municipal Money Fund, 4.60% (i)(j)	16,700,000	16,700,000
	Par
	(000)
U.S. Government Obligations U.S. Treasury Notes, 3.375%, 11/15/08 (k)	$ 50,200	50,360,791
Total Short-Term Securities
(Cost - $66,916,403) - 51.2%		67,060,791
Total Investments (Cost - $129,521,052*) - 99.0%		129,687,162
Other Assets Less Liabilities - 1.0%		1,299,649
Net Assets - 100.0%		$ 130,986,811

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$129,521,052
Gross unrealized appreciation	$172,967
Gross unrealized depreciation	$(6,857)
Net unrealized appreciation	$166,110

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(b)	Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.
(c)	AMBAC Insured.
(d)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(e)	Security is collateralized by Municipal or U.S. Treasury obligations.
(f)	MBIA Insured.
(g)	FGIC Insured.
(h)	FSA Insured.
(i)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
CMA Florida Municipal Money Fund	16,700,000	$ 46,622
(j)	Represents the current yield as of report date.
(k)	Rate shown is the yield to maturity as of the date of purchase.

BlackRock Florida Insured Municipal 2008 Term Trust
Schedule of Investments September 30, 2008 (Unaudited)

  Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

  Level 1 - price quotations in active markets/exchanges for identical securities

  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Level 1	$16,700,000
Level 2	112,987,162
Level 3	-
Total	$129,687,162

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Florida Insured Municipal 2008 Term Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
The BlackRock Florida Insured Municipal 2008 Term Trust

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
The BlackRock Florida Insured Municipal 2008 Term Trust

Date: November 24, 2008

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Florida Insured Municipal 2008 Term Trust

Date: November 24, 2008